Note 6 - Investment in Unconsolidated Affiliates Uintah Basin Field Services, LLC (“UBFS”) and Three Rivers Gathering (“TRG”), LLC Joint Ventures Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments
Investment in unconsolidated affiliates	$ 58	$ 57	[1]
UBFS
Equity Method Investments
Ownership interest	38.00%
Investment in unconsolidated affiliates		18
Equity method investment, difference between carrying amount and underlying equity	$ 8
TRG
Equity Method Investments
Ownership interest	50.00%
Investment in unconsolidated affiliates	$ 41	$ 39
Equity method investment, difference between carrying amount and underlying equity	$ 17

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.